Niagara Income Opportunities Fund
Schedule of Investments
Dember 31, 2024 (Unaudited)
	Shares / Units	First Acquisition Date	Cost / Principal	Value	Percent of Net Assets
INVESTMENTS IN PRIVATE INVESTMENT VEHICLES - 34.1%
Partnerships
Consumer Lending
HFSA LLC (c)	8,925	1/5/2024	$8,925,000	$9,232,350	11.5%
Legal Finance
EAJF Leveraged Feeder LP (b)(c)		3/1/2024	6,400,000	6,998,598	8.7
Virage Opportunities Fund		11/15/2024	323,290	323,290	0.4
Real Estate Debt
Oak Institutional Credit Solutions (b)(c)		3/5/2024	2,900,000	2,975,864	3.7
Specialty Finance
Delgatto Diamond Finance Fund LP		7/2/2024	700,000	735,322	0.8
Revere Specialty Finance Fund LP (b)(c)		3/1/2024	3,475,000	3,673,930	4.5
Trade Receivables Finance
ACM Factor Fund Class B (b)(c)		1/5/2024	15,000	11,373	0
Total Investment in Partnerships			22,738,290	23,950,727	29.6

Non-Listed Business Development Companies (BDCs)
Direct Lending BDCs
Monroe Income Plus Corp (c)	126,953	3/8/2024	1,300,000	1,345,373	1.7
Nuveen Churchhill Private Capital Income Fund - Class I (c)	80,808	2/29/2024	2,250,000	2,278,892	2.8
Total Investment in Non-Listed BDCs			3,550,000	3,624,265	4.5

Total Investment in Private Investment Vehicles				27,574,992	34.1

INVESTMENTS IN CREDIT FACILITIES - 46.5%
Senior Debt
Legal Finance
Virage Debt Facility		12/20/2024	750,000	754,488	0.9
Total Investment in Senior Debt			750,000	754,488	0.9

Senior Secured Debt
Consumer Lending
Revere BC, 21.34%, SOFR+16.00%, 11/26/2025 (a)(d)(e)(f)		2/23/2024	500,000	524,302	0.7
Diversified Alternative Credit
IVY Battery, LLC, 12.25%, 04/18/2025 (a)		2/22/2024	5,500,000	5,557,167	6.9
Direct Lending
Chicago Atlantic Admin, LLC		7/3/2024	3,850,000	3,970,536	4.9
Specialty Finance
Coromandel Alpha Participation		8/30/2024	1,450,000	1,466,913	1.8
Coromandel LS LLC - Funding Account, 13.34%, SOFR+8.00%, 03/01/2027 (a)(d)		3/1/2024	8,900,000	8,997,241	11.2
IVY Auto		10/25/2024	800,000	808,991	1
Trade Receivables Finance
Altriarch Specialty Finance SPV II, LLC, 8%, 12/31/2025 (a)(f)		4/1/2024	8,050,000	8,231,125	10.3
IVY Cooper		10/25/2024	750,000	758,717	0.9
IVY Iron		11/4/2024	500,000	510,697	0.6
Total Investment in Senior Secured Debt			30,300,000	30,825,689	38.3

Subordinated Debt
Direct Lending
Chicago Atlantic Manager, LLC, 12.75%, 5/31/2027 (a)			2,000,000	2,064,098	2.6
Trade Receivables Finance
PFF LLC
1/9/2027 12.00% (a)		1/9/2024	25,000	25,638	0
2/22/2027 12.00% (a)		2/22/2024	1,000,000	1,025,530	1.3
3/1/2027 12.00% (a)		3/1/2024	300,000	307,659	0.4
3/15/2027 12.00% (a)		3/15/2024	200,000	205,106	0.2
8/26/2027 12.00% (a)		8/26/2024	750,000	769,148	0.9
10/25/2027 12.00% (a)		10/25/2024	500,000	510,869	0.5
11/25/2027 12.00% (a)		11/27/2024	750,000	769,148	0.9
12/13/2027 12.00% (a)		12/13/2024	500,000	503,153	0.5
Total Investment in Subordinated Debt			6,025,000	6,180,349	7.3

Total Investment in Credit Facilities				37,760,526	46.5

INVESTMENTS IN LOAN PARTICIPATION - 7.5%
Preferred Equity
Real Estate Debt
Revere Specialty the Hill, 16%, 7/30/2024 (a)(e)			1,800,000	1,877,261	2.3
Total Preferred Equity			1,800,000	1,877,261	2.3

Secured Debt
Specialty Finance
Delgatto Participation - LuxTech 2			55,000	55,000	0.1
Delgatto Participation - LuxTech 3			120,000	120,000	0.1
Delgatto Participation - SAFDICO			1,700,000	1,700,000	2.1
Delgatto Participation 1			225,000	225,000	0.3
Delgatto Participation 2			250,000	250,000	0.3
Total Investment in Secured Debt			2,350,000	2,350,000	2.9

Senior Secured Debt
Trade Receivables Finance
CRWD Specialty Finance LLC, 18.00%, 11/30/2024 (a)			1,800,000	1,814,839	2.3
Total Investment in Senior Secured Debt			1,800,000	1,814,839	2.3

Total Investment in Loan Participation				6,042,100	7.5

INVESTMENTS IN PUBLIC SECURITIES - 3.9%
Open-End Funds
Holbrook Structured Income Fund - Class I	287,056		3,115,000	3,118,580	3.9
Total Investment in Open-End Funds			3,115,000	3,118,580	3.9

Closed-End Funds
Cliffwater Enhanced Lending Fund - Class I	1,436		16,778	16,920	0
Total Investment in Closed-End Funds			766,778	16,920	-

Total Investment in Public Securities				3,135,500	3.9

INVESTMENTS IN MONEY MARKET INSTRUMENTS - 7.0%
First American Treasury Obligations Fund - Class X, 4.45% (g)	5,637,619		5,637,618	5,637,618	7
Total Investment in Money Market Instruments			5,637,618	5,637,618	7.0

Total Investments - 99.0% (cost $78,082,686)				$80,150,736	99.0%
Other Assets in Excess of Liabilities - 1.0%				145,279	1.0
TOTAL NET ASSETS - 100.0%				$80,296,015	100.0%

Percentages are stated as a percent of net assets.

SOFR Secured Overnight Financing Rate
(a) Value was determined using significant unobservable inputs.
(b) Private investment company does not issue shares or units.
(c) Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(d) Variable rate security. Rate shown is the rate in effect as of period end.
(e) The investment was made through a participation.
(f) The security receives profit sharing.
(g) The rate shown represents the 7-day effective yield as of December 31, 2024.

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices In Active markets for Identical Assets (Level 1)	Significant Other Observable Inupts (Level 2)	Significant Unobservable Inputs (Level 3)	Practical Expedient	Total
Assets:
Partnerships	$-	$-	$-	$23,950,727	$23,950,727
Non-Listed BDCs	-	-	-	3,624,265	3,624,265
Preferred Equity	-	-	1,877,261	-	1,877,261
Secured Debt	-	-	2,350,000	-	2,350,000
Senior Debt	-	-	754,488	-	754,488
Senior Secured Debt	-	-	32,640,528	-	32,640,528
Subordinated Debt	-	-	6,180,349	-	6,180,349
Open-End Funds	3,118,580	-	-	-	3,118,580
Closed-End Funds	16,920	-	-	-	16,920
Money Market Instruments	5,637,618	-	-	-	5,637,618
Total Assets:	$8,773,118	-	$43,802,626	$27,574,992	$80,150,736

Refer to the Schedule of Investments for classifications.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the fiscal period ended December 31, 2024:

			Senior Secured Debt	Subordinated Debt	Preferred Equity	Senior Debt	Secured Debt
March 31, 2024			$6,817,161	$1,523,000	$-	$-	$-
Realized gains (losses)			-	-	-	-	-
Change in unrealized gains (losses)			523,366	157,349	77,261	4,488	-
Transfers into Level 3			-	-	-	-	-
Transfers out of Level 3			-	-	-	-	-
Purchases			25,300,000	6,500,000	1,800,000	750,000	2,350,000
Sales			-	(2,000,000)	-	-	-
December 31, 2024			$32,640,527	$6,180,349	$1,877,261	$754,488	$2,350,000
Net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at December 31, 2024			$523,366	$157,349	$77,261	$4,488	$-

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2024:

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in Input
Senior Secured Debt	$32,640,528	Market Approach	Acquisition Cost	N/A	N/A	Increase
Subordinated Debt	6,180,349	Market Approach	Acquisition Cost	N/A	N/A	Increase
Preferred Equity	1,877,261	Market Approach	Acquisition Cost	N/A	N/A	Increase
Senior Debt	754,488	Market Approach	Acquisition Cost	N/A	N/A	Increase
Secured Debt	2,350,000	Market Approach	Acquisition Cost	N/A	N/A	Increase

Credit facilities may be structured to be fully funded at the time of investment or include unfunded loan commitments, which are contractual obligations for future funding. As of December 31, 2024, the Fund had unfunded loan commitments to credit facilities of $0.

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2024:

Investment Name	Vehicle Type	Fair Value	Total Uncalled	Redemption Frequency	Redemption Notice Period	Lockup Period	Gate
HFSA LLC	Private LP	$9,232,350	$-	Monthly; except for September, October, November, and December	90 days	N/A	5%
EAJF Leveraged Feeder LP	Private LP	6,998,598	-	Quarterly	60 days	3 years	25%
Virage Opportunities Fund	Private LP	323,290	-	N/A	N/A	7 years	N/A
Oak Institutional Credit Solutions	Private LP	2,975,864	-	Quarterly	90 days	1 year	N/A
Delgatto Diamond Finance Fund LP	Private LP	735,322	-	Monthly	90 days	1 year	5%
Revere Specialty Finance Fund LP	Private LP	3,673,930	-	Quarterly	60 days	2 years	N/A
ACM Factor Fund Class B	Private LP	11,373	-	24 Months	60 days	2 years	N/A
Monroe Income Plus Corp	Non-listed BDC	1,345,373	-	Quarterly	180 days	1 year	5%
Nuveen Churchhill Private Capital Income Fund - Class I	Non-listed BDC	2,278,892	-	Quarterly	60 days	N/A	5%
	Total	$27,574,992	$-